SUPPLEMENTAL CASH FLOW INFORMATION (Schedule of significant non-cash financing and investing transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Mineral properties, plant and equipment changes in closure and reclamation provision	$ (2,199)	$ (2,845)
Additions to right-of-use assets	31,110	27,038
Share units allocated to share capital upon settlement	$ 3,294	$ 3,078